Investment Securities - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) Security	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2018 USD ($) Security
Investments Debt And Equity Securities [Abstract]
Securities available for sale, sold	$ 0	$ 5,083,000	$ 5,514,000
Securities available for sale, recognizing gross gains		19,000	$ 78,000
Number of investment securities pledged as collateral | Security	1			1
Fair value of securities pledged to secure local agency deposit	$ 796,000	$ 933,000		$ 759,000